Financial assets and liabilities - Financial Instruments Measured at Fair Value (Details) - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Assets	$ 64,131	$ 60,665
Liabilities	$ (41,362)	$ (39,336)
Repurchase obligation of trust ownership percentage	9.00%	9.00%
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability
Disclosure of financial assets [line items]
Liabilities	$ (149)	$ (149)
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Liabilities	0	0
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Liabilities	0	0
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Liabilities	(149)	(149)
Publicly-traded and privately-held investments
Disclosure of financial assets [line items]
Assets	141	126
Publicly-traded and privately-held investments | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Assets	19	3
Publicly-traded and privately-held investments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Assets	0	0
Publicly-traded and privately-held investments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Assets	122	123
Derivative financial instruments | Derivative financial instruments
Disclosure of financial assets [line items]
Net assets (liabilities)	150	(51)
Derivative financial instruments | Derivative financial instruments | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Net assets (liabilities)	0	0
Derivative financial instruments | Derivative financial instruments | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Net assets (liabilities)	150	(51)
Derivative financial instruments | Derivative financial instruments | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Net assets (liabilities)	0	0
Other | Other
Disclosure of financial assets [line items]
Net assets (liabilities)	120	109
Other | Other | QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)
Disclosure of financial assets [line items]
Net assets (liabilities)	0	0
Other | Other | OBSERVABLE MARKET DATA (LEVEL 2)
Disclosure of financial assets [line items]
Net assets (liabilities)	178	167
Other | Other | NON-OBSERVABLE MARKET INPUTS (LEVEL 3)
Disclosure of financial assets [line items]
Net assets (liabilities)	$ (58)	$ (58)